ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS AND NOTES RECEIVABLE, NET
Balance at beginning of the year	¥ 188,356	¥ 134,569	¥ 99,620
Additional provision charged to expense	106,283	54,512	34,949
Write-off of accounts receivable	(105,138)	(725)
Balance at end of the year	¥ 189,501	¥ 188,356	¥ 134,569